Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Maturity Analysis of Undiscounted Lease Payments $ in Thousands	Dec. 31, 2023 USD ($)
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Maturity Analysis of Undiscounted Lease Payments [Line Items]
Total lease payment	$ 929
2024 [Member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Maturity Analysis of Undiscounted Lease Payments [Line Items]
Total lease payment	438
2025 [Member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Maturity Analysis of Undiscounted Lease Payments [Line Items]
Total lease payment	318
2026 [Member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Maturity Analysis of Undiscounted Lease Payments [Line Items]
Total lease payment	80
2027 [Member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Maturity Analysis of Undiscounted Lease Payments [Line Items]
Total lease payment	80
2028 [Member]
Right-Of-Use Assets and Lease Liabilities (Details) - Schedule of Maturity Analysis of Undiscounted Lease Payments [Line Items]
Total lease payment	$ 13